UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-23789

                              Touchstone ETF Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

                              Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100

                              Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

June 30, 2023 (Unaudited)
Semi-Annual Report
Touchstone ETF Trust
Touchstone Climate Transition ETF
Touchstone Dividend Select ETF
Touchstone Strategic Income Opportunities ETF
Touchstone Ultra Short Income ETF
Touchstone US Large Cap Focused ETF

This report identifies the Funds' investments on June 30, 2023. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2023
The tables below provide each Fund’s sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Climate Transition ETF

Sector Allocation*(% of Net Assets)
Industrials	33.3%
Information Technology	16.8
Utilities	16.4
Materials	13.6
Consumer Discretionary	13.5
Consumer Staples	3.0
Financials	2.0
Short-Term Investment Fund	1.3
Other Assets/Liabilities (Net)	0.1
Total	100.0%
Touchstone Dividend Select ETF

Sector Allocation*(% of Net Assets)
Information Technology	25.4%
Financials	13.4
Health Care	12.2
Industrials	10.0
Consumer Staples	8.3
Consumer Discretionary	7.7
Communication Services	6.2
Materials	4.0
Energy	3.8
Utilities	2.6
Real Estate	2.4
Short-Term Investment Fund	4.0
Other Assets/Liabilities (Net)	0.0
Total	100.0%
Touchstone Strategic Income Opportunities ETF

Credit Quality**(% of Fixed Income Securities)
AAA/Aaa	28.4%
AA/Aa	3.5
A/A	7.1
BBB/Baa	35.5
BB/Ba	14.3
B/B	6.4
CCC	1.8
CC	0.2
Not Rated	2.8
Total	100.0%
Sector Allocation*(% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	25.5
Asset-Backed Securities	11.0
Commercial Mortgage-Backed Securities	6.1
Common Stocks
Information Technology	0.8
Industrials	0.7
Financials	0.6
Health Care	0.4
Materials	0.4
Consumer Staples	0.4
Energy	0.4
Communication Services	0.3
Sovereign Government Obligations	3.0
Non-Agency Collateralized Mortgage Obligations	2.1
Preferred Stocks
Financials	0.0
Short-Term Investment Fund	3.1
Other Assets/Liabilities (Net)	0.0
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).
** Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Ultra Short Income ETF

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	56.9%
AA/Aa	12.9
A/A	11.6
BBB/Baa	17.2
BB/Ba	1.0
Cash Equivalents	0.4
Total	100.0%
Touchstone US Large Cap Focused ETF

Sector Allocation**(% of Net Assets)
Information Technology	26.3%
Health Care	15.3
Communication Services	13.2
Financials	13.1
Industrials	9.1
Consumer Discretionary	7.4
Consumer Staples	4.1
Energy	3.6
Materials	1.5
Real Estate	1.0
Short-Term Investment Fund	5.5
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Climate Transition ETF – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Industrials — 33.3%
9,627	Array Technologies, Inc.*	$ 217,570
9,858	CSX Corp.	336,158
1,047	Cummins, Inc.	256,683
1,200	Daikin Industries Ltd. (Japan)	243,376
609	Deere & Co.	246,761
6,500	FANUC Corp. (Japan)	226,675
3,297	Hexcel Corp.	250,638
3,317	Knorr-Bremse AG (Germany)	253,294
527	LG Energy Solution Ltd. (South Korea)*	221,175
2,584	MasTec, Inc.*	304,834
2,661	Republic Services, Inc.	407,585
1,344	Schneider Electric SE (France)	244,126
10,858	Shoals Technologies Group, Inc. - Class A*	277,530
3,650	Trex Co., Inc.*	239,294
600	United Rentals, Inc.	267,222
		3,992,921
	Information Technology — 16.8%
716	ANSYS, Inc.*	236,473
4,437	Bentley Systems, Inc. - Class B	240,618
876	Cadence Design Systems, Inc.*	205,440
1,372	Enphase Energy, Inc.*	229,783
5,581	Infineon Technologies AG (Germany)	230,111
206	NVIDIA Corp.	87,142
3,222	ON Semiconductor Corp.*	304,737
779	SolarEdge Technologies, Inc.*	209,590
2,695	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	271,979
		2,015,873
	Utilities — 16.4%
12,133	AES Corp. (The)	251,517
1,614	American Water Works Co., Inc.	230,398
7,756	Boralex, Inc. (Canada) - Class A	211,179
25,691	National Grid PLC (United Kingdom)	339,491
3,937	NextEra Energy, Inc.	292,125
3,151	Orsted AS (Denmark) 144a	297,760
14,753	SSE PLC (United Kingdom)	344,936
		1,967,406
	Materials — 13.6%
678	Albemarle Corp.	151,255
6,819	Anglo American PLC (South Africa)	193,381
3,397	Crown Holdings, Inc.	295,097
13,937	Graphic Packaging Holding Co.	334,906
32,675	Norsk Hydro ASA (Norway)	194,219
835	Sika AG (Switzerland)	238,545
2,048	Steel Dynamics, Inc.	223,089
		1,630,492
	Consumer Discretionary — 13.5%
7,500	BYD Co. Ltd. (China) - Class H	239,280
Shares		Market Value

	Consumer Discretionary — (Continued)
13,029	Compass Group PLC (United Kingdom)	$ 364,362
2,602	Mercedes-Benz Group AG (Germany)	209,172
36,000	Merida Industry Co. Ltd. (Taiwan)	256,610
6,081	On Holding AG (Switzerland) - Class A*	200,673
1,500	Shimano, Inc. (Japan)	249,073
353	Tesla, Inc.*	92,405
		1,611,575
	Consumer Staples — 3.0%
9,675	Sprouts Farmers Market, Inc.*	355,363
	Financials — 2.0%
503	MSCI, Inc.	236,053
	Total Common Stocks	$11,809,683
	Short-Term Investment Fund — 1.3%
159,925	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	159,925
	Total Investment Securities—99.9% (Cost $11,344,414)	$11,969,608
	Other Assets in Excess of Liabilities — 0.1%	14,645
	Net Assets — 100.0%	$11,984,253
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $297,760 or 2.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,100,337	$709,346	$—	$11,809,683
Short-Term Investment Fund	159,925	—	—	159,925
Total	$11,260,262	$709,346	$—	$11,969,608
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Select ETF – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.0%
	Information Technology — 25.4%
4,128	Apple, Inc.	$ 800,708
989	Broadcom, Inc.	857,888
10,535	Cisco Systems, Inc.	545,081
14,565	Intel Corp.	487,054
4,128	International Business Machines Corp.	552,368
1,505	KLA Corp.	729,955
3,827	Microsoft Corp.	1,303,246
7,471	Oracle Corp.	889,721
4,670	QUALCOMM, Inc.	555,917
3,139	Texas Instruments, Inc.	565,083
		7,287,021
	Financials — 13.4%
17,395	Bank of America Corp.	499,063
960	BlackRock, Inc.	663,494
1,806	Goldman Sachs Group, Inc. (The)	582,507
3,526	JPMorgan Chase & Co.	512,821
11,656	US Bancorp	385,114
3,049	Visa, Inc. - Class A	724,077
11,094	Wells Fargo & Co.	473,492
		3,840,568
	Health Care — 12.2%
2,924	AmerisourceBergen Corp.	562,665
3,304	Bristol-Myers Squibb Co.	211,291
6,405	CVS Health Corp.	442,778
3,612	Johnson & Johnson	597,858
7,475	Medtronic PLC	658,547
4,122	Merck & Co., Inc.	475,638
1,155	UnitedHealth Group, Inc.	555,139
		3,503,916
	Industrials — 10.0%
3,040	3M Co.	304,274
1,924	Caterpillar, Inc.	473,400
1,599	Eaton Corp. PLC	321,559
1,333	Lockheed Martin Corp.	613,687
6,106	Raytheon Technologies Corp.	598,144
6,109	Stanley Black & Decker, Inc.	572,474
		2,883,538
	Consumer Staples — 8.3%
7,224	Coca-Cola Co. (The)	435,029
1,172	Constellation Brands, Inc. - Class A	288,464
1,928	Dollar General Corp.	327,336
2,709	PepsiCo, Inc.	501,761
5,643	Philip Morris International, Inc.	550,870
1,855	Walmart, Inc.	291,569
		2,395,029
	Consumer Discretionary — 7.7%
1,720	Home Depot, Inc. (The)	534,301
1,628	McDonald's Corp.	485,811
5,862	Starbucks Corp.	580,690
4,386	Yum! Brands, Inc.	607,680
		2,208,482
Shares		Market Value

	Communication Services — 6.2%
21,581	AT&T, Inc.	$ 344,217
13,513	Comcast Corp. - Class A	561,465
11,137	Fox Corp. - Class A	378,658
13,191	Verizon Communications, Inc.	490,574
		1,774,914
	Materials — 4.0%
1,659	Air Products & Chemicals, Inc.	496,920
8,936	DuPont de Nemours, Inc.	638,388
		1,135,308
	Energy — 3.8%
6,071	Exxon Mobil Corp.	651,115
3,667	Valero Energy Corp.	430,139
		1,081,254
	Utilities — 2.6%
4,515	Duke Energy Corp.	405,176
3,402	Entergy Corp.	331,253
		736,429
	Real Estate — 2.4%
1,966	American Tower Corp. REIT	381,286
2,623	Simon Property Group, Inc. REIT	302,904
		684,190
	Total Common Stocks	$27,530,649
	Short-Term Investment Fund — 4.0%
1,138,784	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	1,138,784
	Total Investment Securities—100.0% (Cost $27,030,054)	$28,669,433
	Other Assets in Excess of Liabilities — 0.0%	14,210
	Net Assets — 100.0%	$28,683,643
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,530,649	$—	$—	$27,530,649
Short-Term Investment Fund	1,138,784	—	—	1,138,784
Total	$28,669,433	$—	$—	$28,669,433
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Opportunities ETF – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 45.2%
	Financials — 10.0%
$ 800,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$ 787,255
826,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	583,859
831,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	653,988
363,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	264,899
576,000	Citigroup, Inc., Ser W, 4.000%(A)	491,760
742,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.891%, 2/15/27(B)	680,922
327,000	Credit Acceptance Corp., 6.625%, 3/15/26†	314,256
561,000	First Maryland Capital II, (3M LIBOR +0.850%), 6.149%, 2/1/27(B)	508,921
230,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	205,188
413,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	400,649
898,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	751,047
422,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	362,614
538,000	Morgan Stanley, 5.297%, 4/20/37	508,826
836,000	PNC Capital Trust, (3M LIBOR +0.570%), 6.066%, 6/1/28(B)	752,512
604,000	Prudential Financial, Inc., 5.125%, 3/1/52	545,334
419,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	341,227
815,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	713,052
377,000	Springleaf Finance Corp., 6.875%, 3/15/25	373,326
832,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.990%, 5/15/27(B)	755,742
		9,995,377
	Consumer Discretionary — 6.2%
783,000	Brunswick Corp., 4.400%, 9/15/32	683,763
385,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	331,370
204,000	Ford Motor Co., 4.750%, 1/15/43	156,865
227,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	207,146
335,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	307,818
310,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	299,924
1,173,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	948,329
525,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	424,360
313,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	308,077
395,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	369,227
330,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	304,475
722,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	646,460
168,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	149,019
727,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	591,206
529,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24†	515,775
		6,243,814
	Energy — 5.8%
472,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	471,538
367,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	358,394
371,000	Callon Petroleum Co., 6.375%, 7/1/26	361,131
502,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	461,720
344,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	306,790
300,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	300,690
158,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	155,506
382,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	340,478
415,488	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	280,480
Principal Amount		Market Value

	Energy — (Continued)
$ 384,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	$ 350,758
596,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	635,023
371,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	321,324
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	537,090
403,000	Plains All American Pipeline LP, (3M LIBOR +4.110%), 9.431%(A)(B)	358,722
371,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	335,073
211,160	YPF SA (Argentina), 9.000%, 2/12/26	209,667
		5,784,384
	Industrials — 5.4%
345,000	Adani Ports & Special Economic Zone Ltd. (India), 3.375%, 7/24/24	329,446
78,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27	74,004
367,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	327,312
267,000	Boeing Co. (The), 5.805%, 5/1/50	265,017
381,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	348,562
542,000	Cemex SAB de CV (Mexico), 144a, 5.125%(A)	482,350
415,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	376,612
458,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	451,200
783,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	706,457
434,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	383,711
363,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	322,308
362,000	TK Elevator Holdco GmbH (Germany), 144a, 7.625%, 7/15/28	328,534
322,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	320,407
753,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	673,725
		5,389,645
	Utilities — 5.2%
727,000	CMS Energy Corp., 4.750%, 6/1/50	626,819
598,000	Edison International, 4.125%, 3/15/28	557,881
452,000	Edison International, Ser B, 5.000%(A)	390,483
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	426,375
513,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	473,738
515,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	461,032
620,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.125%), 7.677%, 6/15/67(B)	544,442
598,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	467,491
658,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 8.203%, 3/30/67(B)	580,685
844,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 7.433%, 5/15/67(B)	710,243
		5,239,189
	Communication Services — 3.4%
379,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	329,976
155,000	Belo Corp., 7.750%, 6/1/27	153,450
372,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	307,830
472,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	463,984
341,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	298,913
265,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	214,731
591,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	556,155

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Communication Services — (Continued)
$ 429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	$ 190,893
374,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	247,970
450,000	Paramount Global, 4.200%, 5/19/32†	376,903
330,000	Stagwell Global, 144a, 5.625%, 8/15/29	282,392
		3,423,197
	Consumer Staples — 2.4%
285,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	179,322
571,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 12/1/52	541,347
646,000	Philip Morris International, Inc., 5.375%, 2/15/33	644,320
415,000	QVC, Inc., 4.375%, 9/1/28	238,530
500,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	456,295
450,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	402,858
		2,462,672
	Real Estate — 2.4%
383,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/27	361,962
88,000	Kilroy Realty LP REIT, 2.500%, 11/15/32	60,941
307,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	208,104
332,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	259,526
421,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	372,585
428,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	434,732
274,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	190,274
364,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	262,898
258,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	217,146
		2,368,168
	Health Care — 1.7%
519,000	CVS Health Corp., 5.050%, 3/25/48	477,588
361,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	312,819
368,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30†	338,560
686,000	Viatris, Inc., 2.700%, 6/22/30	554,813
		1,683,780
	Information Technology — 1.4%
372,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	330,003
589,000	Micron Technology, Inc., 2.703%, 4/15/32	464,133
258,000	Micron Technology, Inc., 6.750%, 11/1/29	268,043
328,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	309,625
		1,371,804
	Materials — 1.3%
327,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	211,805
341,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	275,479
781,000	Celanese US Holdings LLC, 6.165%, 7/15/27	778,356
		1,265,640
	Total Corporate Bonds	$45,227,670
	U.S. Treasury Obligations — 25.5%
2,925,000	U.S. Treasury Bond, 2.375%, 2/15/42	2,273,273
1,285,000	U.S. Treasury Bond, 3.250%, 5/15/42	1,144,805
3,105,000	U.S. Treasury Bond, 4.000%, 11/15/52	3,184,081
5,450,000	U.S. Treasury Inflation Indexed Note, 1.125%, 1/15/33	5,310,738
11,050,000	U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/28	10,804,063
2,855,000	U.S. Treasury Note, 3.500%, 2/15/33	2,779,610
	Total U.S. Treasury Obligations	$25,496,570
Principal Amount		Market Value
	Asset-Backed Securities — 11.0%
$ 900,000	AMMC CLO 16 Ltd. (Cayman Islands), Ser 2015-16A, Class CR2, 144a, (3M LIBOR +1.950%), 7.201%, 4/14/29(B)	$ 899,949
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (3M LIBOR +3.240%), 8.502%, 7/18/31(B)	900,942
1,094,063	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	968,388
1,074,375	FOCUS Brands Funding LLC, Ser 2018-1, Class A2, 144a, 5.184%, 10/30/48	1,015,156
1,000,000	Franklin Park Place CLO I LLC (Cayman Islands), Ser 2022-1A, Class B, 144a, (TSFR3M +2.000%), 6.990%, 4/14/35(B)	953,544
1,000,000	Golub Capital Partners CLO 25M Ltd. (Cayman Islands), Ser 2015-25A, Class BR, 144a, (3M LIBOR +1.900%), 7.226%, 5/5/30(B)	966,517
1,014,413	Hardee's Funding LLC, Ser 2018-1A, Class A2II, 144a, 4.959%, 6/20/48	945,343
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	837,384
1,176,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	981,188
685,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class E, 144a, 3.900%, 5/15/26	677,843
1,075,000	Tesla Auto Lease Trust, Ser 2021-A, Class E, 144a, 2.640%, 3/20/25	1,040,284
982,500	Zaxby's Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	818,185
	Total Asset-Backed Securities	$11,004,723
	Commercial Mortgage-Backed Securities — 6.1%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.214%, 9/15/55(B)(C)(D)	407,909
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	708,579
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(D)	1,019,422
800,404	CHC Commercial Mortgage Trust 2019 - CHC, Ser 2019-CHC, Class D, 144a, (1M LIBOR +2.050%), 7.243%, 6/15/34(B)	767,985
1,125,000	Citigroup Commercial Mortgage Trust, Ser 2013-375P, Class C, 144a, 3.635%, 5/10/35(B)(D)	984,754
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	844,849
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	821,585
600,000	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.183%, 5/15/45(B)(D)	540,047
	Total Commercial Mortgage-Backed Securities	$6,095,130
Shares
	Common Stocks — 4.0%
	Information Technology — 0.8%
2,668	International Business Machines Corp.	357,005
2,307	Texas Instruments, Inc.	415,306
		772,311
	Industrials — 0.7%
802	Lockheed Martin Corp.	369,225
3,903	Raytheon Technologies Corp.	382,338
		751,563

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 4.0% (Continued)
	Financials — 0.6%
10,569	Bank of America Corp.	$ 303,225
1,036	Goldman Sachs Group, Inc. (The)	334,151
		637,376
	Health Care — 0.4%
2,326	Johnson & Johnson	384,999
	Materials — 0.4%
5,361	DuPont de Nemours, Inc.	382,990
	Consumer Staples — 0.4%
3,919	Philip Morris International, Inc.	382,573
	Energy — 0.4%
3,501	Exxon Mobil Corp.	375,482
	Communication Services — 0.3%
20,286	AT&T, Inc.	323,562
	Total Common Stocks	$4,010,856
Principal Amount
	Sovereign Government Obligations — 3.0%
$ 590,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	499,347
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	279,125
550,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	467,440
610,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	322,629
290,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	229,825
580,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	236,490
490,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	346,700
290,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	234,143
400,000	Serbia International Bond, 2.125%, 12/1/30	306,854
400,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	92,000
	Total Sovereign Government Obligations	$3,014,553
	Non-Agency Collateralized Mortgage Obligations — 2.1%
1,000,000	Fannie Mae Connecticut Avenue Securities, Ser 2017-C06, Class 1B1, (1M LIBOR +4.150%), 9.300%, 2/25/30(B)	1,063,094
1,000,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, (SOFR30A +2.900%), 7.967%, 4/25/42(B)	998,440
	Total Non-Agency Collateralized Mortgage Obligations	$2,061,534
Shares
Preferred Stocks — 0.0%
Financials — 0.0%
18,000	First Republic Bank, Ser K, 4.125%(A)	159
Shares		MarketValue
	Short-Term Investment Fund — 3.1%
3,092,647	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω**	$ 3,092,647
	Total Investment Securities—100.0% (Cost $101,492,821)	$100,003,842
	Other Assets in Excess of Liabilities — 0.0%	22,917
	Net Assets — 100.0%	$100,026,759
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $1,187,208.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $38,992,030 or 39.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$45,227,670	$—	$45,227,670
U.S. Treasury Obligations	—	25,496,570	—	25,496,570
Asset-Backed Securities	—	11,004,723	—	11,004,723
Commercial Mortgage-Backed Securities	—	6,095,130	—	6,095,130
Common Stocks	4,010,856	—	—	4,010,856
Sovereign Government Obligations	—	3,014,553	—	3,014,553
Non-Agency Collateralized Mortgage Obligations	—	2,061,534	—	2,061,534
Preferred Stocks	159	—	—	159
Short-Term Investment Fund	3,092,647	—	—	3,092,647
Total Assets	$7,103,662	$92,900,180	$—	$100,003,842
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(56,221)	$—	$(56,221)
Futures
Interest rate contracts	(285,074)	—	—	(285,074)
Total Liabilities	$(285,074)	$(56,221)	$—	$(341,295)
Total	$6,818,588	$92,843,959	$—	$99,662,547
Futures Contracts
At June 30, 2023, $117,600 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
2-Year U.S. Treasury Note	9/29/2023	98	$20,212,762	$(285,074)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	6/20/28	$4,000,000	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(111,721)	$(55,500)	$(56,221)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Income ETF – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 44.9%
$ 450,778	AFG ABS I LLC, Ser 2023-1, Class A1, 144a, 5.462%, 2/15/24	$ 450,531
333,309	American Credit Acceptance Receivables Trust, Ser 2020-2, Class C, 144a, 3.880%, 4/13/26	332,061
1,000,000	American Credit Acceptance Receivables Trust, Ser 2020-4, Class D, 144a, 1.770%, 12/14/26	967,418
1,000,000	Americredit Automobile Receivables Trust, Ser 2019-1, Class D, 3.620%, 3/18/25	994,530
919,311	AMMC CLO XII Ltd. (Cayman Islands), Ser 2013-12A, Class AR2, 144a, (3M LIBOR +0.950%), 6.287%, 11/10/30(A)	910,161
470,599	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M +2.500%), 7.548%, 1/20/31(A)	470,845
363,094	CarNow Auto Receivables Trust, Ser 2021-2A, Class B, 144a, 1.300%, 1/15/26	359,991
1,141,092	CCG Receivables Trust, Ser 2021-1, Class A2, 144a, 0.300%, 6/14/27	1,114,843
1,000,000	CPS Auto Receivables Trust, Ser 2021-D, Class C, 144a, 1.590%, 12/15/27	960,645
950,000	Driven Brands Funding LLC, Ser 2018-1A, Class A2, 144a, 4.739%, 4/20/48	907,583
441,850	DT Auto Owner Trust, Ser 2023-2A, Class A, 144a, 5.880%, 4/15/27	440,505
834,317	Exeter Automobile Receivables Trust, Ser 2021-2A, Class C, 0.980%, 6/15/26	816,064
230,730	First Investors Auto Owner Trust, Ser 2019-1A, Class D, 144a, 3.550%, 4/15/25	230,403
500,000	First Investors Auto Owner Trust, Ser 2020-1A, Class D, 144a, 3.150%, 4/15/26	491,731
1,000,000	Flagship Credit Auto Trust, Ser 2023-1, Class A2, 144a, 5.380%, 12/15/26	994,980
530,314	Foursight Capital Automobile Receivables Trust, Ser 2021-2, Class A3, 144a, 0.810%, 5/15/26	522,857
1,000,000	GLS Auto Receivables Issuer Trust, Ser 2020-2A, Class C, 144a, 4.570%, 4/15/26	988,925
425,566	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class C, 144a, 1.140%, 11/17/25	420,081
991,836	Golub Capital Partners CLO 34M Ltd. (Cayman Islands), Ser 2017-34A, Class AR, 144a, (3M LIBOR +1.7000%), 7.026%, 3/14/31(A)	982,138
87,794	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2021-2, Class A2, 144a, 0.380%, 3/15/24	87,336
608,021	JFIN CLO 2017 Ltd. (Cayman Islands), Ser 2017-1A, Class A1R, 144a, (3M LIBOR +1.000%), 6.273%, 4/24/29(A)	603,967
638,146	LCM XIII LP (Cayman Islands), Ser 13A, Class AR3, 144a, (3M LIBOR +0.870%), 6.135%, 7/19/27(A)	633,475
354,699	MVW Owner Trust, Ser 2017-1A, Class A, 144a, 2.420%, 12/20/34	352,518
1,000,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	992,838
1,000,000	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	972,985
248,154	SCF Equipment Leasing LLC, Ser 2020-1A, Class A3, 144a, 1.190%, 10/20/27	245,163
641,786	Shackleton CLO Ltd. (Cayman Islands), Ser 2015-8A, Class A1R, 144a, (3M LIBOR +0.920%), 6.170%, 10/20/27(A)	639,503
723,771	Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Class B, 144a, 3.650%, 6/20/35	719,929
643,873	Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Class B, 144a, 3.870%, 9/20/35	627,937
574,997	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class D, 144a, 4.750%, 1/20/36	549,457
Principal Amount		Market Value
	Asset-Backed Securities — 44.9% (Continued)
$1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M +1.714%), 6.816%, 7/15/38(A)	$ 951,682
383,135	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	377,448
901,046	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 6.150%, 10/25/48(A)	893,721
1,000,000	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.23%), 6.299%, 4/25/31(A)	987,726
	Total Asset-Backed Securities	$22,991,977
	Corporate Bonds — 27.8%
	Financials — 10.7%
653,000	Air Lease Corp., 3.000%, 9/15/23	649,043
1,000,000	BNP Paribas SA (France), 144a, 3.800%, 1/10/24	987,344
750,000	Corestates Capital II, 144a, (3M LIBOR +0.650%), 5.910%, 1/15/27(A)	691,081
225,000	Jackson National Life Global Funding, 144a, 2.650%, 6/21/24	217,795
500,000	Metropolitan Life Insurance Co., 144a, 7.875%, 2/15/24	501,256
1,000,000	Protective Life Global Funding, 144a, 0.473%, 1/12/24	971,669
1,000,000	Retail Opportunity Investments Partnership LP REIT, 5.000%, 12/15/23	985,313
500,000	Synovus Financial Corp., 5.200%, 8/11/25	476,120
		5,479,621
	Industrials — 4.8%
1,000,000	CNH Industrial NV (United Kingdom), 4.500%, 8/15/23	998,413
500,000	Graphic Packaging International LLC, 144a, 0.821%, 4/15/24	479,734
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	990,089
		2,468,236
	Energy — 3.2%
667,000	ANR Pipeline Co., 7.375%, 2/15/24	668,210
1,000,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	979,009
		1,647,219
	Communication Services — 2.9%
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	490,127
1,000,000	Sprint LLC, 7.875%, 9/15/23	1,002,398
		1,492,525
	Utilities — 2.9%
483,000	Jersey Central Power & Light Co., 144a, 4.700%, 4/1/24	477,859
1,000,000	Pacific Gas and Electric Co., 4.250%, 8/1/23	998,977
		1,476,836
	Consumer Discretionary — 2.0%
500,000	AutoNation, Inc., 3.500%, 11/15/24	481,788
560,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	545,306
		1,027,094
	Information Technology — 1.3%
654,000	NXP BV / NXP Funding LLC (China), 4.875%, 3/1/24	649,301
	Total Corporate Bonds	$14,240,832
	Commercial Mortgage-Backed Securities — 18.8%
1,000,000	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (1M LIBOR +1.400%), 6.605%, 12/18/37(A)	979,937
1,000,000	BFLD, Ser 2019-DPLO, Class A, 144a, (TSFR1M +1.204%), 6.351%, 10/15/34(A)	992,107
500,000	BFLD Trust, Ser 2020-OBRK, Class A, 144a, (1M LIBOR +2.050%), 7.311%, 11/15/28(A)	497,318

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 18.8% (Continued)
$1,000,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 6.443%, 7/15/35(A)	$ 974,915
95,000	BPR Trust, Ser 2021-KEN, Class A, 144a, (1M LIBOR +1.250%), 6.511%, 2/15/29(A)	93,208
979,974	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.920%), 6.181%, 10/15/36(A)	973,879
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Class C, 144a, 4.682%, 1/10/36	994,276
169,578	Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Class A, 144a, (1M LIBOR +0.980%), 6.173%, 5/15/36(A)	168,732
133,667	Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Class B, 144a, (1M LIBOR +1.230%), 6.423%, 5/15/36(A)	132,749
700,000	FREMF Mortgage Trust, Ser 2013-K35, Class C, 144a, 4.192%, 12/25/46(A)(B)	696,272
876,000	Great Wolf Trust, Ser 2019-WOLF, Class B, 144a, (1M LIBOR +1.334%), 6.595%, 12/15/36(A)	860,956
936,545	GS Mortgage Securities Corp. Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 6.290%, 10/15/31(A)	901,950
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	876,971
487,335	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	463,826
	Total Commercial Mortgage-Backed Securities	$9,607,096
	Non-Agency Collateralized Mortgage Obligations — 7.6%
687,135	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	669,597
942,498	GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Class A2, 144a, 2.875%, 1/25/59(A)(B)	916,980
755,619	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	720,421
314,560	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	303,801
346,894	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	337,477
995,587	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	966,806
	Total Non-Agency Collateralized Mortgage Obligations	$3,915,082
	Commercial Paper — 2.2%
1,100,000	Dairy Fmrs AME, 5.300%, 7/3/23(C)	1,099,527
Shares
	Short-Term Investment Fund — 0.1%
63,596	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	63,596
	Total Investment Securities—101.4% (Cost $52,153,899)	$51,918,110
	Liabilities in Excess of Other Assets — (1.4%)	(694,738)
	Net Assets — 100.0%	$51,223,372
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ABS – Asset-Backed Security
CLO – Collateralized Loan Obligation
FREMF – Freddie Mac Multifamily Securitization
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $41,544,703 or 81.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$22,991,977	$—	$22,991,977
Corporate Bonds	—	14,240,832	—	14,240,832
Commercial Mortgage-Backed Securities	—	9,607,096	—	9,607,096
Non-Agency Collateralized Mortgage Obligations	—	3,915,082	—	3,915,082
Commercial Paper	—	1,099,527	—	1,099,527
Short-Term Investment Fund	63,596	—	—	63,596
Total	$63,596	$51,854,514	$—	$51,918,110
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 94.6%
	Information Technology — 26.3%
11,958	Apple, Inc.	$ 2,319,494
2,731	International Business Machines Corp.	365,435
7,836	Microsoft Corp.	2,668,471
6,274	Oracle Corp.	747,171
3,164	Salesforce, Inc.*	668,427
3,137	Texas Instruments, Inc.	564,723
1,706	Workday, Inc. - Class A*	385,368
		7,719,089
	Health Care — 15.3%
3,370	AmerisourceBergen Corp.	648,489
5,187	BioMarin Pharmaceutical, Inc.*	449,609
6,382	Bristol-Myers Squibb Co.	408,129
2,424	HCA Healthcare, Inc.	735,636
5,090	Johnson & Johnson	842,497
5,804	Medtronic PLC	511,332
1,838	UnitedHealth Group, Inc.	883,416
		4,479,108
	Communication Services — 13.2%
11,862	Alphabet, Inc. - Class C*	1,434,946
9,851	AT&T, Inc.	157,124
10,607	Comcast Corp. - Class A	440,721
2,518	Fox Corp. - Class A	85,612
3,979	Meta Platforms, Inc. - Class A*	1,141,893
934	Netflix, Inc.*	411,418
2,426	Walt Disney Co. (The)*	216,593
		3,888,307
	Financials — 13.1%
18,989	Bank of America Corp.	544,794
3,820	Berkshire Hathaway, Inc. - Class B*	1,302,620
1,961	Goldman Sachs Group, Inc. (The)	632,501
340	Markel Group, Inc.*	470,281
3,384	PayPal Holdings, Inc.*	225,814
2,845	Visa, Inc. - Class A	675,631
		3,851,641
	Industrials — 9.1%
1,951	Boeing Co. (The)*	411,973
299	Deere & Co.	121,152
919	FedEx Corp.	227,820
1,565	Hubbell, Inc.	518,891
5,606	Raytheon Technologies Corp.	549,164
7,811	Southwest Airlines Co.	282,836
5,591	SS&C Technologies Holdings, Inc.	338,815
2,511	Stanley Black & Decker, Inc.	235,306
		2,685,957
	Consumer Discretionary — 7.4%
2,318	Airbnb, Inc. - Class A*	297,075
Shares		Market Value

	Consumer Discretionary — (Continued)
9,615	Amazon.com, Inc.*	$ 1,253,411
2,100	Hilton Worldwide Holdings, Inc.	305,655
3,243	Starbucks Corp.	321,252
		2,177,393
	Consumer Staples — 4.1%
10,835	Monster Beverage Corp.*	622,363
5,839	Philip Morris International, Inc.	570,003
		1,192,366
	Energy — 3.6%
6,066	Exxon Mobil Corp.	650,578
8,065	Schlumberger NV	396,153
		1,046,731
	Materials — 1.5%
6,048	DuPont de Nemours, Inc.	432,069
	Real Estate — 1.0%
1,911	Jones Lang LaSalle, Inc.*	297,734
	Total Common Stocks	$27,770,395
	Short-Term Investment Fund — 5.5%
1,624,562	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	1,624,562
	Total Investment Securities—100.1% (Cost $26,388,136)	$29,394,957
	Liabilities in Excess of Other Assets — (0.1%)	(33,150)
	Net Assets — 100.0%	$29,361,807
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,770,395	$—	$—	$27,770,395
Short-Term Investment Fund	1,624,562	—	—	1,624,562
Total	$29,394,957	$—	$—	$29,394,957
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Strategic Income Opportunities ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Assets
Investments, at cost	$11,344,414	$27,030,054	$101,492,821	$52,153,899	$26,388,136
Investments, at market value *	$11,969,608	$28,669,433	$100,003,842	$51,918,110	$29,394,957
Cash	—	—	—	765	—
Cash deposits held at prime broker (A)	—	—	339,980	—	106
Dividends and interest receivable	24,036	36,402	901,756	312,449	22,682
Receivable for investments sold	—	—	447,020	—	—
Receivable for securities lending income	—	—	3,904	—	—
Tax reclaim receivable	2,920	788	—	—	—
Other assets	12,636	30,163	18,455	17,641	16,034
Total Assets	12,009,200	28,736,786	101,714,957	52,248,965	29,433,779

Liabilities
Payable for return of collateral for securities on loan	—	—	1,230,407	—	—
Payable for investments purchased	—	—	299,979	961,108	—
Payable to Investment Adviser	6,274	12,868	45,372	10,544	16,708
Payable to other affiliates	2,708	8,879	17,409	11,470	9,320
Payable to Trustees	4,565	19,407	19,407	19,407	19,407
Payable for professional services	6,020	—	14,627	13,310	12,542
Payable for reports to shareholders	2,133	3,541	5,535	104	5,051
Payable for transfer agent services	193	8,448	9,987	9,650	8,944
Payable for variation margin on futures contracts	—	—	3,062	—	—
Payable for variation margin on swap agreements	—	—	25,753	—	—
Other accrued expenses and liabilities	3,054	—	16,660	—	—
Total Liabilities	24,947	53,143	1,688,198	1,025,593	71,972
Net Assets	$11,984,253	$28,683,643	$100,026,759	$51,223,372	$29,361,807
Net assets consist of:
Paid-in capital	11,258,640	26,870,537	101,957,654	51,360,868	25,733,176
Distributable earnings (deficit)	725,613	1,813,106	(1,930,895)	(137,496)	3,628,631
Net Assets	$11,984,253	$28,683,643	$100,026,759	$51,223,372	$29,361,807

Pricing of shares outstanding
Net assets applicable to shares outstanding	$11,984,253	$28,683,643	$100,026,759	$51,223,372	$29,361,807
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	450,000	1,075,000	4,075,000	2,054,000	1,025,000
Net asst value, offering price and redemption price per share	$26.63	$26.68	$24.55	$24.94	$28.65
*Includes market value of securities on loan of:	$—	$—	$1,187,208	$—	$—
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended June 30, 2023 (Unaudited)
	Touchstone Climate Transition ETF(A)	Touchstone Dividend Select ETF	Touchstone Strategic Income Opportunities ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Investment Income
Dividends	$68,787	$376,950	$75,276	$—	$194,000
Interest	—	—	2,670,751	1,161,490	—
Income from securities loaned	—	—	17,889	—	—
Total Investment Income	68,787	376,950	2,763,916	1,161,490	194,000
Expenses
Investment advisory fees	12,155	74,403	275,037	63,605	93,405
Administration fees	2,587	18,725	69,221	35,217	18,470
Compliance fees and expenses	1,377	4,060	4,060	4,060	4,060
Custody fees	67	773	16,107	1,305	759
Professional fees	6,020	15,770	16,433	15,518	11,981
Transfer Agent fees	193	6,099	7,169	6,520	6,126
Reports to Shareholders	2,133	4,223	3,707	5,481	3,782
Trustee fees	4,565	12,988	12,988	12,988	12,988
Other expenses	6,460	10,550	19,596	15,284	10,674
Total Expenses	35,557	147,591	424,318	159,978	162,245
Fees waived and/or reimbursed by the Adviser and/or Affiliates(B)	(22,651)	(56,956)	(98,833)	(72,540)	(70,187)
Net Expenses	12,906	90,635	325,485	87,438	92,058
Net Investment Income (Loss)	55,881	286,315	2,438,431	1,074,052	101,942
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	44,362	232,083	(348,848)	290,685	630,892
Net realized gains on futures contracts	—	—	218,897	—	—
Net realized losses on swap agreements	—	—	(26,178)	—	—
Net change in unrealized appreciation (depreciation) on investments	625,194	1,268,562	601,028	99,371	3,928,652
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	(285,074)	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	(56,221)	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	176	—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	669,732	1,500,645	103,604	390,056	4,559,544
Change in Net Assets Resulting from Operations	$725,613	$1,786,960	$2,542,035	$1,464,108	$4,661,486
(A)	Represents the period from commencement of operations (April 28, 2023) through June 30, 2023.
(B)	See Note 4 in Notes to Financial Statements.
(C)	Net realized gains on investments includes realized gains of $64,163, $500,542 and $687,745 for the Climate Transition ETF, the Dividend Select ETF and the US Large Cap Focused ETF, respectively, for redemptions-in-kind activity, which will not be recognized by the Funds for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF		Touchstone Strategic Income Opportunities ETF		Touchstone Ultra Short Income ETF
	For the Period Ended June 30, 2023(A) (Unaudited)	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022(B)	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022(C)	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022(D)
From Operations
Net investment income	$55,881	$286,315	$184,324	$2,438,431	$1,871,714	$1,074,052	$712,928
Net realized gains (losses) on investments, futures contracts and swap agreements	44,362	232,083	263,630	(156,129)	(7,826)	290,685	27,875
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	625,370	1,268,562	370,817	259,733	(2,090,007)	99,371	(335,160)
Change in Net Assets from Operations	725,613	1,786,960	818,771	2,542,035	(226,119)	1,464,108	405,643

Distributions to Shareholders:
Distributed earnings	—	(279,733)	(183,700)	(2,338,783)	(1,908,028)	(1,320,907)	(686,340)
Total Distributions	—	(279,733)	(183,700)	(2,338,783)	(1,908,028)	(1,320,907)	(686,340)

Share Transactions
Proceeds from Shares issued	11,913,894	2,615,191	27,851,716	623,145	101,334,509	—	51,360,868
Cost of Shares redeemed	(655,254)	(2,009,035)	(1,916,527)	—	—	—	—
Change in Net Assets from Share Transactions	11,258,640	606,156	25,935,189	623,145	101,334,509	—	51,360,868

Total Increase (Decrease) in Net Assets	11,984,253	2,113,383	26,570,260	826,397	99,200,362	143,201	51,080,171

Net Assets
Beginning of period	—	26,570,260	—	99,200,362	—	51,080,171	—
End of period	$11,984,253	$28,683,643	$26,570,260	$100,026,759	$99,200,362	$51,223,372	$51,080,171

Share Transactions
Shares issued	475,001	100,000	1,125,000	25,000	4,050,000	—	2,054,000
Shares redeemed	(25,001)	(75,000)	(75,000)	—	—	—	—
Change in Shares Outstanding	450,000	25,000	1,050,000	25,000	4,050,000	—	2,054,000
(A)	Represents the period from commencement of operations (April 28, 2023) through June 30, 2023.
(B)	Represents the period from commencement of operations (August 2, 2022) through December 31, 2022.
(C)	Represents the period from commencement of operations (July 21, 2022) through December 31, 2022.
(D)	Represents the period from commencement of operations (August 4, 2022) through December 31, 2022.
(E)	Represents the period from commencement of operations (July 27, 2022) through December 31, 2022.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone US Large Cap Focused ETF
For the Six Months Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022(E)

$101,942	$58,992
630,892	139,950
3,928,652	(921,831)
4,661,486	(722,889)

—	(58,353)
—	(58,353)

3,431,490	27,969,085
(3,469,943)	(2,449,069)
(38,453)	25,520,016

4,623,033	24,738,774

24,738,774	—
$29,361,807	$24,738,774

125,000	1,125,000
(125,000)	(100,000)
—	1,025,000

Financial Highlights
Touchstone Climate Transition ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
06/30/23(1)(2)	$25.00	$0.12	$1.51	$1.63	$26.63	6.52%(3)	$11,984	0.69%(4)	1.90%(4)	2.99%(4)	16%(3)(5)
(1)	Represents the period from commencement of operations (April 28, 2023) through June 30, 2023.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Dividend Select ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.18	$0.31	$0.49	$(0.18)	$(0.18)	$25.31	1.94%(2)	$26,570	0.67%(3)	1.41%(3)	2.11%(3)	28%(2)(4)
06/30/23(5)	25.31	0.27	1.36	1.63	(0.26)	(0.26)	26.68	6.54(2)	28,684	0.67(3)	1.09(3)	2.12(3)	4(2)(4)
(1)	Represents the period from commencement of operations (August 2, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
Touchstone Strategic Income Opportunities ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.48	$(0.50)	$(0.02)	$(0.49)	$(0.49)	$24.49	(0.03)%(2)	$99,200	0.65%(3)	0.89%(3)	4.51%(3)	47%(2)
06/30/23(4)	24.49	0.60(5)	0.04	0.64	(0.58)	(0.58)	24.55	2.56(2)	100,027	0.65(3)	0.85(3)	4.88(3)	80(2)
(1)	Represents the period from commencement of operations (July 21, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Unaudited.
(5)	The net investment income per share was based on average shares outstanding for the period.
Touchstone Ultra Short Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.35	$(0.14)	$0.21	$(0.34)	$(0.34)	$24.87	0.87%(2)	$51,080	0.34%(3)	0.75%(3)	3.65%(3)	16%(2)
06/30/23(4)	24.87	0.52	0.19	0.71	(0.64)	(0.64)	24.94	2.90(2)	51,223	0.34(3)	0.63(3)	4.22(3)	49(2)
(1)	Represents the period from commencement of operations (August 4, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Unaudited.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone US Large Cap Focused ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.06	$(0.86)	$(0.80)	$(0.06)	$(0.06)	$24.14	(3.25)%(2)	$24,739	0.69%(3)	1.54%(3)	0.66%(3)	3%(2)(4)
06/30/23(5)	24.14	0.10	4.41	4.51	—	—	28.65	18.69(2)	29,362	0.69(3)	1.22(3)	0.76(3)	1(2)(4)
(1)	Represents the period from commencement of operations (July 27, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(5)	Unaudited.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2023 (Unaudited)
1. Organization
The Touchstone ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated February 1, 2022. The Trust consists of the following five funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Climate Transition ETF ("Climate Transition ETF”)
Touchstone Dividend Select ETF ("Dividend Select ETF”)
Touchstone Strategic Income Opportunities ETF ("Strategic Income Opportunities ETF”)
Touchstone Ultra Short Income ETF ("Ultra Short Income ETF”)
Touchstone US Large Cap Focused ETF ("US Large Cap Focused ETF”)
Each Fund is diversified, with the exception of the US Large Cap Focused ETF, which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are actively managed exchange-traded funds (“ETFs”). Shares of the Dividend Select ETF (ticker: DVND) and the Strategic Income Opportunities ETF (ticker: SIO) are listed for trading on NYSE Arca, Inc. and shares of Climate Transition ETF (ticker: HEAT), US Large Cap Focused ETF (ticker: LCF) and the Ultra Short Income ETF (ticker: TUSI) are listed for trading on Cboe BZX Exchange, Inc. The market price for a share of each Fund may be different from a Fund's most recent net asset value (“NAV”). ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission ("SEC"), which has entered into an "Authorized Participant Agreement" with the funds' distributor and the transfer agent to purchase aggregations of a specific number of shares ("Creation Units") through a dealer that has entered into such an agreement ("Authorized Participants"). Also, unlike shares of a mutual fund, shares of the Funds are listed on an exchange and trade in the secondary market at market prices that change throughout the day.
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2023, for each Fund’s investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality and/or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary

Notes to Financial Statements (Unaudited) (Continued)
exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern Time, or at the time as of which the NYSE establishes official closing prices), and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Strategic Income Opportunities ETF and Ultra Short Income ETF may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund

Notes to Financial Statements (Unaudited) (Continued)
invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts —  The Strategic Income Opportunities ETF may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of June 30, 2023, the Strategic Income Opportunities ETF had futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Strategic Income Opportunities ETF may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the "Derivatives Rule").
As of June 30, 2023, the Strategic Income Opportunities ETF held swap agreements as shown on the Portfolio of Investments.
Effective August 19, 2022 (the “Compliance Date”), the Derivatives Rule replaced the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund's use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the Funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule. Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Strategic Income Opportunities ETF may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

Notes to Financial Statements (Unaudited) (Continued)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2023, the Strategic Income Opportunities ETF Fund did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Strategic Income Opportunities ETF	Swap Agreements - Credit Contracts*	$—	$56,221
	Futures Contracts - Interest Rate Contracts**	—	285,074
*	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
**	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Strategic Income Opportunities ETF derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended June 30, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income Opportunities ETF	Futures - Interest Rate Contracts*	$218,897	$(285,074)
	Swap Agreements - Credit Contracts**	(26,178)	(56,221)
*	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the six months ended June 30, 2023, the average quarterly balances of outstanding derivative financial instruments for the Strategic Income Opportunities ETF was as follows:
Strategic Income Opportunities ETF
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$2,666,667
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	13,280,550
Futures Contracts (short) - Notional Value	1,565,510
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

Notes to Financial Statements (Unaudited) (Continued)
As of June 30, 2023, the following Fund loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Strategic Income Opportunities ETF	Corporate Bonds	$1,187,208	$1,230,407	$43,199
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by the number of outstanding shares.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Climate Transition ETF and US Large Cap Focused ETF declare and distribute their income, if any, annually, as a dividend to shareholders. The Dividend Select ETF declares and distribute its income, if any, quarterly, as a dividend to shareholders. The Strategic Income Opportunities ETF and the Ultra Short Income ETF declare and distribute their income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Notes to Financial Statements (Unaudited) (Continued)
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR was a measure of the average interest rate at which major global banks can borrow from one another. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities on June 30, 2023. In addition, the U.K. Financial Conduct Authority has required the ICE Benchmark Administration Limited to continue publishing a subset of U.S. dollar LIBOR settings on a "synthetic" basis through March 2024 for the three-month sterling LIBOR setting and September 2024 for the one-, three- and six-month sterling LIBOR settings. All other market participants adopted alternative rates such as Secured Overnight Financing Rate (“SOFR”) or otherwise amended such financial instruments to include fallback provisions and other measures that contemplated the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and required changes to the applicable spreads. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2023:
	Climate Transition ETF*	Dividend Select ETF*	Strategic Income Opportunities ETF	Ultra Short Income ETF	US Large Cap Focused ETF*
Purchases of investment securities	$11,406,229	$1,151,207	$9,443,848	$20,549,521	$317,557
Proceeds from sales and maturities	$881,423	$1,214,501	$15,644,546	$20,659,778	$544,001
*	The Climate Transition ETF, the Dividend Select ETF and US Large Cap Focused ETF had subscriptions-in-kind into the Fund of $1,259,331, 2,537,845 and $3,261,934, respectively, which are excluded from purchases of investment securities. The Climate Transition ETF, the Dividend Select ETF and the US Large Cap Focused ETF had redemptions-in-kind out of the Fund of $646,120, $2,013,992 and $3,416,432, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended June 30, 2023, purchases and proceeds from sales and maturities in U.S. Government Securities were $69,140,939 and $62,049,989, respectively, for the Strategic Income Opportunities ETF.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator, custodian and transfer agent to the Funds. Such officers receive no compensation from the Trust. The Adviser is a wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $56,517 for the Funds’ Board for the six months ended June 30, 2023.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Climate Transition ETF	0.65% on the first $500 million

Notes to Financial Statements (Unaudited) (Continued)
0.60% on assets over $500 million
Dividend Select ETF	0.55% on the first $1 billion
0.50% on assets over $1 billion
Strategic Income Opportunities ETF	0.55% on the first $250 million
0.50% on the next $250 million
0.45% on assets over $500 million
Ultra Short Income ETF	0.25% on all assets
US Large Cap Focused ETF	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on assets over $2 billion
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Fort Washington Investment Advisors, Inc.	Lombard Odier Asset Management (USA) Corp.
Dividend Select ETF	Climate Transition ETF
Strategic Income Opportunities ETF
Ultra Short Income ETF
US Large Cap Focused ETF
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
		Termination Date
Climate Transition ETF	0.69%	April 29, 2024
Dividend Select ETF	0.67%	April 29, 2024
Strategic Income Opportunities ETF	0.65%	April 29, 2024
Ultra Short Income ETF	0.34%	April 29, 2024
US Large Cap Focused ETF	0.69%	April 29, 2024
The Expense Limitation Agreement can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.
During the six months ended June 30, 2023, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Climate Transition ETF	$—	$2,587	$20,064	$22,651
Dividend Select ETF	—	18,725	38,231	56,956
Strategic Income Opportunities ETF	—	69,221	29,612	98,833
Ultra Short Income ETF	—	35,217	37,323	72,540
US Large Cap Focused ETF	—	18,740	51,447	70,187
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.

Notes to Financial Statements (Unaudited) (Continued)
As of June 30, 2023, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2025	Expires on or before December 31, 2026	Total
Climate Transition ETF	$—	$22,651	$22,651
Dividend Select ETF	64,225	56,956	121,181
Strategic Income Opportunities ETF	98,127	98,833	196,960
Ultra Short Income ETF	79,410	72,540	151,950
US Large Cap Focused ETF	76,391	70,187	146,578
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2023.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon provides the Trust with transfer agency services, which include Creation Unit order processing. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.
CUSTODIAN AGREEMENT
As custodian, BNY Mellon is responsible for custody of each Fund’s assets.
SECURITIES LENDING AGREEMENT
As securities lending agent, BNY Mellon administers the securities lending program for the Funds. BNY Mellon lends certain securities, which are held in custody accounts maintained with BNY Mellon, to borrowers that have been approved by the Funds.
PLANS OF DISTRIBUTION
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The plan allows each Fund to pay distribution fees up to a maximum of 0.25% of average daily net assets. No such fee is currently incurred and paid by the Funds. The Funds will not incur and pay distribution fees until such time as approved by the Fund's Board.
DISTRIBUTOR
Foreside Fund Services, LLC (the “Distributor”) serves as the principal distributor of the Fund’s shares. The Adviser has agreed to compensate the Distributor for distribution-related services.

Notes to Financial Statements (Unaudited) (Continued)
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2023, the Funds did not engage in any Rule 17a-7 transactions.
5. Fund Share Transactions
Shares of each Fund are issued and redeemed only in Creation Units. Investors may acquire shares and shareholders may tender their shares for redemption only in Creation Units. The number of shares of a Fund that constitute a Creation Unit is as follows: 25,000 for the Climate Transition ETF, Dividend Select ETF, Strategic Income Opportunities ETF and US Large Cap Focused ETF and 50,000 for the Ultra Short Income ETF. Each Fund generally offers and issues shares either in exchange for (i) a basket of securities designated by the Fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.
6. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2023, the Funds did not utilize Interfund Lending.
7. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the period ended December 31, 2022 are as follows:
	Dividend Select ETF	Strategic Income Opportunities ETF	Ultra Short Income ETF	US Large Cap Focused ETF
	Period Ended December 31, 2022	Period Ended December 31, 2022	Period Ended December 31, 2022	Period Ended December 31, 2022
From ordinary income	$183,700	$1,908,028	$686,340	$58,353
Total distributions	$183,700	$1,908,028	$686,340	$58,353

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of December 31, 2022:
	Touchstone Dividend Select ETF	Touchstone Strategic Income Opportunities ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Tax cost of portfolio investments	$25,209,576	$99,641,499	$51,161,867	$24,513,622
Gross unrealized appreciation on investments	1,333,329	1,143,105	88,947	1,102,567
Gross unrealized depreciation on investments	(973,461)	(3,302,087)	(424,107)	(2,024,398)
Net unrealized appreciation (depreciation) on investments	359,868	(2,158,982)	(335,160)	(921,831)
Capital loss carryforwards	(54,504)	—	—	(111,663)
Undistributed ordinary income	515	24,835	54,463	639
Accumulated earnings (deficit)	$305,879	$(2,134,147)	$(280,697)	$(1,032,855)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and taxable interest on defaulted securities.
As of December 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Dividend Select ETF	$ 54,504	$ —	$ 54,504
US Large Cap Focused ETF	111,663	—	111,663
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of June 30, 2023, the Trust had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Climate Transition ETF	$11,344,414	$813,217	$(188,023)	$196	$(19)	$625,371
Dividend Select ETF	27,030,054	2,628,229	(988,850)	—	—	1,639,379
Strategic Income Opportunities ETF	101,492,821	1,407,563	(2,896,542)	—	(341,295)	(1,830,274)
Ultra Short Income ETF	52,153,899	135,830	(371,619)	—	—	(235,789)
US Large Cap Focused ETF	26,388,136	3,511,941	(505,120)	—	—	3,006,821
(A)	Other includes Derivatives and Foreign Currency Transactions.
8. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Notes to Financial Statements (Unaudited) (Continued)
9. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the U.S. Federal Reserve, which has raised, and may continue to raise, interest rates. Such increases which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.

Notes to Financial Statements (Unaudited) (Continued)
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.
There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.833.368.7383.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of an ETF’s Shares, which are not reflected in the example and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2023” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of an ETF’s Shares, which are not reflected in the example. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized June 30, 2023	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023*
Climate Transition ETF**
	Actual	0.69%	$1,000.00	$1,065.20	$1.19
	Hypothetical	0.69%	$1,000.00	$1,007.20	$1.16

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized June 30, 2023	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023*
Dividend Select ETF
	Actual	0.67%	$1,000.00	$1,065.40	$3.43
	Hypothetical	0.67%	$1,000.00	$1,021.47	$3.36
Strategic Income Opportunities ETF
	Actual	0.65%	$1,000.00	$1,025.60	$3.26
	Hypothetical	0.65%	$1,000.00	$1,021.57	$3.26
Ultra Short Income ETF
	Actual	0.34%	$1,000.00	$1,029.00	$1.71
	Hypothetical	0.34%	$1,000.00	$1,023.11	$1.71
US Large Cap Focused ETF
	Actual	0.69%	$1,000.00	$1,186.90	$3.74
	Hypothetical	0.69%	$1,000.00	$1,021.37	$3.46
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
**	Represents the period from commencement of operations (April 28, 2023) through June 30, 2023. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments. To the extent a Fund is classified as an "In-Kind ETF" under Rule 22e-4, the Fund is not required to include in the LRM Program policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishment of a highly liquid investment minimum.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 12, 2022 through May 12, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 17, 2022, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone ETF Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Adviser adding the Touchstone Climate Transition ETF (the “Fund”) and also initially approved a Sub-Advisory Agreement between the Adviser and Lombard Odier Asset Management (USA) Corp. doing business as Lombard Odier Asset Management (USA) Corp. (the “Sub-Adviser”) with respect to the Fund.
In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Adviser and the Sub-Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the initial approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The information considered by the Board included: (1) a comparison of the Fund’s proposed advisory fee and estimated net expense ratios with those of comparable funds; (2) performance information regarding the Sub-Adviser’s Climate Transition Strategy, which was the strategy the Adviser proposed the Sub-Adviser utilize in managing the Fund; (3) the Adviser’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Adviser’s and Sub-Adviser’s personnel.

Other Items (Unaudited) (Continued)
Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with independent legal counsel in a private session at which no representatives of management were present.
In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Adviser's proposed compensation and anticipated profitability; (3) a comparison of estimated net expenses and relevant performance information; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures. The quality of administrative and other services provided to other funds managed by the Adviser, including the Adviser’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of the Trust’s other sub-advisors, and the Adviser’s timeliness in responding to performance issues.  The Board considered the Adviser’s process for monitoring the Sub-Adviser, which would include an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Adviser would conduct periodic due diligence of the Sub-Adviser, during which the Adviser would examine a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Adviser to the Fund.  The Board noted that the Adviser’s monitoring processes also would include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Adviser would be reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser under the Investment Advisory Agreement.
Advisor’s Proposed Compensation and Anticipated Profitability. The Board took into consideration the financial condition and anticipated profitability of the Adviser and its affiliates and the anticipated direct and indirect benefits to be derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund. The Board noted that the Adviser had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Fund’s net operating expenses and would pay sub-advisory fees out of the advisory fees the Adviser would receive from the Fund. The Board reviewed the anticipated profitability of the Adviser's relationship with the Fund and also considered whether the Adviser has the financial wherewithal to provide a high level of services to the Fund, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed. The Board also noted that the Adviser would derive benefits to its reputation and other benefits from its association with the Fund.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Adviser. Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, to be derived from their relationship with the Fund was reasonable and not excessive.
Estimated Expenses and Performance. The Board compared the Fund's proposed advisory fee and estimated total expense ratios, after estimated waivers and reimbursements, with those of comparable funds. The Board noted that the proposed advisory fee was below the median of the Morningstar peer group of actively managed ETFs with “climate” or “carbon” in their names. The Board took into account the Fund’s estimated total expenses after estimated waivers and reimbursements, noting that the estimated net expenses would place the Fund below the median of actively managed ETFs with “climate” or “carbon” in their names. The Board also took into account that the Adviser had contractually agreed to limit the Fund's net operating expenses for at least one year following the launch of the Fund.  The Board took into consideration the performance of the Sub-Adviser’s Climate Transition Strategy relative to the Morningstar Global Large-Stock Blend category average and the MSCI World NR USD Index through September 30, 2022, noting that the Sub-Adviser’s Climate Transition Strategy had outperformed and underperformed the Morningstar category and benchmark index, respectively, since the Strategy’s inception on March 16, 2020.

Other Items (Unaudited) (Continued)
The Board also considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board noted that the Adviser had contractually agreed to waive a portion of its fees and/or reimburse expenses of the Fund in order to reduce the Fund’s operating expenses to a targeted level. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to the Fund would be paid by the Adviser out of the advisory fee it would receive from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the proposed total expense ratios and relevant performance information, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Adviser and its affiliates.
Potential Economies of Scale. The Board considered the effect of the Fund's potential growth and size on its performance and expenses. The Board took into account management’s discussion of the Fund’s advisory fee structure. The Board considered the proposed advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the proposed advisory fee schedule for the Fund would contain a breakpoint that would reduce the advisory fee rate on assets above a specified level as the Fund’s assets increased.  The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by the Fund would be reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable relative to those of similar funds and the services to be provided by the Adviser. Based on their conclusions, the Trustees determined with respect to the Fund that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In initially approving the Sub-Advisory Agreement for the Fund, the Board considered various factors with respect to the Fund and the Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Adviser’s proposed sub-advisory fee; (3) the performance of the Sub-Adviser’s Climate Transition Strategy; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser and the Sub-Adviser regarding the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel of the Sub-Adviser who would be responsible for managing the Fund.  The Board also took into consideration that the Adviser was satisfied with the Sub-Adviser’s in-house risk and compliance teams.
Sub-Advisor’s Proposed Compensation. The Board also took into consideration the financial condition of the Sub-Adviser and any indirect benefits to be derived by the Sub-Adviser from the Sub-Adviser’s relationship with the Fund. In considering the anticipated profitability to the Sub-Adviser of its relationship with the Fund, the Board noted the proposed contractual undertaking of the Adviser to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Adviser out of the advisory fee that it would receive under the Investment Advisory Agreement and was negotiated at arm’s-length.  As a consequence, the anticipated profitability to the Sub-Adviser of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule included a breakpoint and that the Sub-Adviser had agreed to waive a portion of its sub-advisory fee until the Fund’s assets reached $50 million.
Proposed Sub-Advisory Fees and Performance Information. The Board compared the Fund's proposed sub-advisory fee with those of other Touchstone ETFs. The Board noted that peer group data was not available to evaluate the proposed sub-advisory fee.  The Board considered that the Fund would pay an advisory fee to the Adviser and that the Adviser would pay a sub-advisory fee to the Sub-Adviser out of the advisory fee it would receive from the Fund. The Board considered the amount to be retained by the Adviser and the sub-advisory fee to be paid to the Sub-Adviser with respect to the various services to be provided by the Adviser and the Sub-Adviser. The Board also noted that the Adviser negotiated the sub-advisory fee with the Sub-Adviser at arm’s-length. Based on their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the quality of services to be provided by the Sub-Adviser to the Fund and the other factors considered.

Other Items (Unaudited) (Continued)
As noted above, the Board considered the performance of the Sub-Adviser’s Climate Transition Strategy.  The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s other sub-advisors. The Board was mindful of the Adviser's focus on the performance of sub-advisors and the Adviser's ways of addressing underperformance.
Conclusion. In considering the initial approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund's investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the Fund’s proposed advisory and sub-advisory fee structure is reasonable relative to those of similar ETFs and to the services to be provided by the Adviser and the Sub-Adviser; and (d) the Sub-Adviser’s proposed investment strategies are appropriate for pursuing the investment goals of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
The Bank of New York Mellon
6023 Airport Road
Oriskany, New York 13424
Shareholder Service
1.833.368.7383
* A Member of Western & Southern Financial Group
ETF-2657-ETFT-SAR-2306

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone ETF Trust

By (Signature and Title)*		/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	08/30/2023

By (Signature and Title)*		/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	08/30/2023

* Print the name and title of each signing officer under his or her signature